--------------------------------------------------------------------------------
Alliance
Municipal
Trust

-General Portfolio
--------------------------------------------------------------------------------

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2000
(unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-94.4%
            ALABAMA-4.2%
            Alabama IDA
            (Homeland Vinyl Products)
            Series 94 AMT
$  6,080    11/01/14 (b)............      5.15%             $ 6,080,000
            Alabama Special Care
            Facilities Authority
            Alabama Revenue
            (Ascension Health Credit)
            Series 99B
   8,000    11/15/39 (b)............      5.00                8,000,000
   3,500    11/15/39 (b)............      5.00                3,500,000
            Decatur IDA PCR
            (Amoco Chemical Co.)
            Series 95 AMT
   7,750    5/01/25.................      5.10                7,750,000
            Decatur PCR
            (Trico Steel Co. Project)
            Series 97 AMT
   4,400    1/01/27 (b).............      5.00                4,400,000
            Decatur PCR
            (Trico Steel Co. Project)
            Series 98 AMT
  17,000    1/01/27 (b).............      5.00               17,000,000
            Mobile IDA
            (Hosea O. Weaver &
            Sons Project)
            Series 99 AMT
   4,500    3/01/09 (b).............      5.25                4,500,000
            Montgomery IDA
            (Alcool Inc. Project)
            Series 99 AMT
   1,690    2/01/07 (b).............      5.15                1,690,000
            Stevenson IDR
            (The Mead Corp.)
            Series 98C AMT
   7,000    11/01/33 (b)............      5.05                7,000,000
                                                            -----------
                                                             59,920,000
                                                            -----------
            ARIZONA-3.0%
            Apache County IDA
            (Tucson Electric Co.)
            Series 83B
  22,700    12/15/18 (b)............      4.95               22,700,000
            Flagstaff IDA
            (Woodcrest Apartments)
            AMT
   7,855    2/01/24 (b).............      5.00                7,855,000
            Phoenix Civic
            Improvement Authority
            (Sub Excise Tax)
            Series 95 AMT
   5,500    6/01/20 (b).............      4.95                5,500,000
            Pinal County
            (Magma Copper Project)
            Series 92
   4,665    12/01/11 (b)............      4.90                4,665,000
            Tucson Airport
            Authority
            (Learjet Inc.)
            Series 98A AMT
   1,000    10/01/28 (b)............      5.20                1,000,000
                                                            -----------
                                                             41,720,000
                                                            -----------
            ARKANSAS-1.6%
            Arkansas Development
            Finance Authority IDB
            (Potlatch Corp. Project)
            Series 95A AMT
   7,250    8/01/25 (b).............      5.10                7,250,000
            Blytheville IDR
            (Nucor Project)
            Series 98 AMT
   1,000    6/01/28 (b).............      5.00                1,000,000
            Union County
            Solid Waste
            (Deltic Timber/Temple
            Inland)
            AMT
  14,500    10/01/27 (b)............      5.00               14,500,000
                                                            -----------
                                                             22,750,000
                                                            -----------
            COLORADO-0.3%
            University of Colorado
            COP
            Series A
   4,000    7/01/01.................      4.45                4,000,000
                                                            -----------
            DELAWARE-4.6%
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97A AMT
  20,000    8/01/29 (b).............      5.20               20,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97B AMT
$ 25,000    8/01/29 (b).............      5.10%            $ 25,000,000
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97C AMT
  14,000    8/01/29 (b).............      5.08               14,000,000
            Delaware Economic
            Development Authority
            PCR
            (Delmarva Power & Light)
            Series 99B
   5,500    7/01/24 (b).............      5.00                5,500,000
                                                           ------------
                                                             64,500,000
                                                           ------------
            DISTRICT OF
            COLUMBIA-1.6%
            District of Columbia GO
            FSA Series 00A
  22,465    6/01/30 (b).............      5.20               22,465,000
                                                           ------------
            GEORGIA-5.5%
            Gwinett County IDA
            (Network Publications
            Project)
            Series 98 AMT
     800    3/01/08 (b).............      5.15                  800,000
            Metropolitan Atlanta
            Rapid Transit
            (Sales Tax Revenue)
            Series 00A
  41,500    7/01/25 (b).............      5.05               41,500,000
            Richmond County
            SWDR
            (Evergreen Nylon
            Recycling Project)
            Series 98 AMT
  12,000    7/01/32 (b).............      4.90               12,000,000
            Richmond County
            SWDR
            (Evergreen Nylon
            Recycling Project)
            Series 99 AMT
   9,200    7/01/32 (b).............      4.90                9,200,000
            Savannah Economic
            Development Authority
            (Georgia Kaolin)
            Series 97 AMT
   6,000    7/01/27 (b).............      5.15                6,000,000
            Tattnall County IDA
            (Rotary Corp. Project)
            Series 99 AMT
   4,600    9/01/11 (b).............      5.15                4,600,000
            Thomaston-Upson
            County IDR
            (De Ster Production Corp.)
            Series A AMT
   3,300    10/01/09 (b)............      4.95                3,300,000
                                                           ------------
                                                             77,400,000
                                                           ------------
            HAWAII-2.1%
            Hawaii Department of
            Budget & Finance
            (Wailuku River Hydro
            Project)
            Series 91 AMT
  16,786    12/01/21 (b)............      5.15               16,786,000
            Secondary Market
            Services Corp.
            (Student Loan Revenue)
            Series II AMT
  13,000    9/01/35 (b).............      4.75               13,000,000
                                                           ------------
                                                             29,786,000
                                                           ------------
            ILLINOIS-9.6%
            Aurora, Kane, Du Page,
            Will & Kendal Counties
            IDA
            (Yeomans Chicago Project)
            Series 98 AMT
   6,000    11/01/28 (b)............      5.15                6,000,000
            Bolingbrook
            HFA MFHR (Amberton Apts.)
            Series 97A AMT
   7,000    7/01/27 (b).............      5.00                7,000,000
            Chicago Airport Revenue
            (Northwest Airlines
            Project)
            Series B AMT
  16,800    2/01/24 (b).............      5.80               16,800,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Chicago Board of
            Education
            (Unlimited Tax GO
            Bonds)
            FSA Series 00B
$ 27,000    3/01/32 (b).............      4.90%            $ 27,000,000
            Chicago Gas Supply
            IDR
            (Peoples Gas Light &
            Coke)
            Series 00D AMT
   7,000    3/01/30 (b).............      4.90                7,000,000
            Chicago MFHR
            (Cottage View Terrace
            Apts.)
            Series 00B
   3,600    8/01/03 (b).............      4.98                3,600,000
            Harvey MFHR
            (Bethlehem Village)
            Series 97 AMT
   3,400    12/01/27 (b)............      5.15                3,400,000
            Illinois Development
            Finance Authority
            (Contemporary Art
            Museum)
            Series 94
   8,600    2/01/29 (b).............      5.00                8,600,000
            Illinois Development
            Finance Authority
            (Tajon Warehousing Corp.)
            Series A AMT
   3,100    1/01/10 (b).............      5.05                3,100,000
            Illinois Development
            Finance Authority
            (Trim-Rite Food Corp.
            Project)
            Series 00 AMT
   5,000    12/01/25 (b)............      5.20                5,000,000
            Illinois Development
            Finance Authority
            (Valspar Corp.)
            Series 95 AMT
   6,000    8/01/15 (b).............      5.10                6,000,000
            Illinois Development
            Finance Authority IDR
            (Landcomp Corp. Project)
            Series 98A AMT
   4,699    7/01/18 (b).............      5.10                4,699,000
            Illinois Development
            Finance Authority IDR
            (R.A. Zweig, Inc. Project)
            Series 98 AMT
   6,410    6/01/18 (b).............      4.95                6,410,000
            Illinois Development
            Finance Authority MFHR
            (Butterfield Creek Assoc.)
            Series 99 AMT
   6,000    4/01/39 (b).............      5.15                6,000,000
            Illinois Development
            Finance Authority
            MFHR
            (Lakeview Partners 1)
            Series 98 AMT
   5,225    1/01/28 (b).............      5.15                5,225,000
            Lake County IDA
            (Okamato Corp.)
            Series 85 AMT
   2,200    10/01/15 (b)............      6.00                2,200,000
            Madison County PCR
            (Shell Oil/Wood River
            Project)
            Series 97 AMT
   2,000    4/01/32 (b).............      5.10                2,000,000
            Madison County SWR
            (Shell Wood River Project)
            Series 97A AMT
   9,000    3/01/33 (b).............      5.10                9,000,000
            Rock Island Metropolitan
            Airport Authority
            (Quad City International
            Airport Project)
            Series 98 AMT
   2,630    12/01/18 (b)............      5.10                2,630,000
            Southwestern Illinois
            Development Authority
            SWR
            (Shell Oil/Wood River
            Project)
            Series 91 AMT
   4,300    8/01/21 (b).............      5.10                4,300,000
                                                           ------------
                                                            135,964,000
                                                           ------------
            INDIANA-7.8%
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 98 AMT
  10,000    1/01/28 (b).............      4.95                10,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
$  8,000    1/01/29 (b).............      4.95%            $  8,000,000
            Indiana Development
            Finance Authority
            (PSI Energy, Inc. Project)
            AMT
   4,400    8/01/28 (b).............      5.10                4,400,000
            Indiana Health Facility
            Financing Authority
            (Ascension Health Credit)
            Series 99B
  54,500    11/15/39 (b)............      5.00               54,500,000
            Indiana Health Facility
            Financing Authority
            (Senior Living Greencroft
            Obligation)
            Series 00
  12,560    9/01/30 (b).............      4.92               12,560,000
            Indiana State Educational
            Facilities Authority
            (Bethel College)
            Series B
   3,600    9/01/17 (b).............      5.00                3,600,000
            Princeton IDA
            (Orion Denki America,
            Inc. Project)
            Series 87 AMT
   3,845    5/01/17 (b).............      5.10                3,845,000
            Valparaiso IDA
            (Block Heavy & Highway
            Products)
            Series 99 AMT
   4,950    5/01/19 (b).............      5.10                4,950,000
            Westfield IDR
            (PL Porter Project)
            Series 89 AMT
   4,900    12/01/09 (b)............      5.04                4,900,000
            Whitting PCR
            (Amoco Oil Project)
            Series 99 AMT
   3,100    1/01/26 (b).............      5.10                3,100,000
                                                           ------------
                                                            109,855,000
                                                           ------------
            KANSAS-0.8%
            Dodge City IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
   6,000    3/01/15 (b).............      5.20                6,000,000
            Liberal IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
   5,850    10/01/09 (b)............      5.20                5,850,000
                                                           ------------
                                                             11,850,000
                                                           ------------
            KENTUCKY-2.9%
            Bowling Green IDA
            (Woodcraft Industries,
            Inc.)
            Series 95 AMT
   5,400    3/01/25 (b).............      5.15                5,400,000
            Henderson
            (Kentucky Hospital
            Association Health
            Facility Loan)
            Series 00A
  45,000    12/01/30 (b)............      4.90                5,000,000
            Jefferson County IDA
            (Strawberry Lane
            Venture)
            AMT
   2,170    7/01/19 (b).............      5.10                2,170,000
            Kenton County Airport
            Board
            (Delta Air Lines Project)
            Series 00A AMT
   6,800    10/01/30 (b)............      4.85                6,800,000
            Kentucky Development
            Finance Authority
            (Hesco Project)
            AMT
   5,800    2/01/08 (b).............      4.95                5,800,000
            Kentucky Rural
            Economic Development
            Authority
            (Heaven Hill Project)
            AMT
   2,400    10/01/16 (b)............      5.10                2,400,000
            Louisville & Jefferson
            Regional Airport
            Authority
            Series 97AA-1 AMT
   5,000    6/30/02 (b).............      5.05                5,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Montgomery County
            (Conn Fineblanking
            Corp. Project)
            Series 96 AMT
  $  5,500  8/01/15 (b).............      5.15%             $ 5,500,000
            Perry County SWDR
            (TJ International Project)
            Series 98 AMT
     3,355  9/01/28 (b).............      5.00                3,355,000
                                                            -----------
                                                             41,425,000
                                                            -----------
            LOUISIANA-2.6%
            Calcasieu Parish
            (Environment Rev.
            Citgo Petroleum)
            Series 96 AMT
     3,200  7/01/26 (b).............      5.15                3,200,000
            Calcasieu Parish IDR
            (Hydroserve Westlake
            Project)
            Series 99 AMT
     5,100  12/01/24 (b)............      5.10                5,100,000
            Lake Charles Harbor
            & Terminal Port
            Inprovement
            (Global Industries)
            Series 97 AMT
     6,500  11/01/27 (b)............      4.90                6,500,000
            Lincoln Parish IDR
            (Willamette Industries)
            Series 95 AMT
    12,600  9/01/25 (b).............      4.95               12,600,000
            Parish of Calcasieu
            (Citgo Petroleum Corp.)
            Series 96-2 AMT
     4,400  7/01/26 (b).............      5.15                4,400,000
            Parish of Calcasieu
            (Hydroserve Westlake)
            Series 98 AMT
     4,400  6/01/25 (b).............      5.10                4,400,000
                                                            -----------
                                                             36,200,000
                                                            -----------
            MAINE-0.6%
            Maine MFHR
            (Park Village Apts.)
            AMT
     9,000  10/28/32 (b)............      4.75                9,000,000
                                                            -----------
            MARYLAND-0.6%
            Maryland Energy
            Financing
            Administration
            (Cimenteries Project)
            Series 00 AMT
     3,000  5/01/35.................      5.10                3,000,000
            Maryland Stadium
            Authority
            (Sports Facilities Lease)
            Series 99 AMT
     4,900  12/15/19 (b)............      4.90                4,900,000
                                                            -----------
                                                              7,900,000
                                                            -----------
            MASSACHUSETTS-0.5%
            Massachusetts GO
            (Central Artery/Ted
            Williams)
            Series 00A
     7,000  12/01/30 (b)............      5.10                7,000,000
                                                            -----------
            MICHIGAN-1.0%
            Michigan HDA
            Series 00D
     4,000  12/01/01................      4.45                4,000,000
            Michigan Strategic Fund
            (Donnelly Corp. Project)
            Series A AMT
     2,000  3/01/10 (b).............      5.05                2,000,000
            Michigan Strategic Fund
            IDA
            (Grayling General Project)
            Series 90 AMT
     8,490  1/01/14 (b).............      4.95                8,490,000
                                                            -----------
                                                             14,490,000
                                                            -----------
            MINNESOTA-1.1%
            Hubbard County
            (Potlatch Corp. Project)
            Series 90 AMT
     7,000  8/01/14 (b).............      5.10                7,000,000
            Minnesota HFA
            (Single Family Mortgage)
            Series M AMT
     8,295  11/29/01 (b)............      4.45                8,295,000
                                                            -----------
                                                             15,295,000
                                                            -----------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            MISSISSIPPI-1.7%
            Mississippi Business
            Finance Corp.
            (Jackson Medical Mall
            Foundation)
            Series 00-A
$  8,000    11/01/18 (b)............      5.00%             $ 8,000,000
            Mississippi Home Corp.
            MFHR
            (Summer Park Apts.)
            Series 99D-1 AMT
   9,800    10/01/29 (b)............      5.15                9,800,000
            Prentiss County IDA
            (Heidelberg Eastern)
            AMT
   6,650    10/01/17 (b)............      4.85                6,650,000
                                                            -----------
                                                             24,450,000
                                                            -----------
            MISSOURI-0.3%
            St. Louis IDA
            (Hammert's Iron Works,
            Inc.)
            Series 99 AMT
   4,900    6/01/09 (b).............      5.15                4,900,000
                                                            -----------
            NEBRASKA-1.3%
            Lancaster Hospital
            Authority
            (Immanuel Health
            Systems Williamsburg)
            Series 00A
   2,000    7/01/30 (b).............      5.05                2,000,000
            Stanton County IDA
            (Nucor Corp. Project)
            Series 96 AMT
   8,800    11/01/26 (b)............      5.00                8,800,000
            Stanton County IDA
            (Nucor Corp. Project)
            Series 98 AMT
   5,700    6/01/28 (b).............      5.00                5,700,000
            York County IDA
            (Epco Carbondioxide
            Products)
            Series 98 AMT
   2,400    9/01/08 (b).............      5.20                2,400,000
                                                            -----------
                                                             18,900,000
                                                            -----------
            NEVADA-2.6%
            Director Business &
            Industry PCR
            (Barrick Goldstrike
            Mines)
            AMT
  12,500    6/01/29 (b).............      5.00               12,500,000
            Nevada Business &
            Industry
            (575 Mill St. Project)
            Series 98A
   3,500    12/01/28 (b)............      5.15                3,500,000
            Nevada Housing
            Division MFHR
            (Cheyenne Villas Project)
            Series I AMT
   6,080    4/01/31 (b).............      4.90                6,080,000
            Washoe County IDR
            (Sierra Pacific Power Co.)
            Series 90 AMT
  14,400    12/01/20 (b)............      5.10               14,400,000
                                                            -----------
                                                             36,480,000
                                                            -----------
            NORTH CAROLINA-0.6%
            Johnston County IDA
            (Mebane Packaging
            Corp.)
   4,000    6/01/03 (b).............      5.15                4,000,000
            North Carolina
            Agricultural Finance
            Authority
            (Cittero USA Corp.)
            Series 98 AMT
   4,400    3/01/13 (b).............      5.15                4,400,000
                                                            -----------
                                                              8,400,000
                                                            -----------
            NORTH DAKOTA-0.2%
            Hebron IDA
            (Dacco Inc. Project)
            Series 98 AMT
   2,900    3/01/15 (b).............      5.15                2,900,000
                                                            -----------
            OHIO-1.9%
            Cincinnati & Hamilton
            Counties Port Authority
            & Economic Development
            (Kenwood Office Assoc.)
     450    9/01/25 (b).............      5.20                  450,000
            Cuyahoga County
            Hospital Revenue
            (Cleveland Clinic)
            Series 96A
   1,325    1/01/26 (b).............      4.95                1,325,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Cuyahoga County
            Hospital Revenue
            (University Hospital
            Cleveland)
            Series 85
$    975    1/01/16 (b).............      4.85%             $   975,000
            Franklin County
            (Trinity Health Credit
            Group)
            Series 00F
  17,300    12/01/30 (b)............      5.00               17,300,000
            Ohio Air Quality
            Development Authority
            (Mead Corp.)
            Series 86A
     400    10/01/01 (b)............      4.85                  400,000
            Ohio Air Quality
            Development Authority
            IDR
            (JMG Funding LP)
            Series 95B AMT
   1,600    4/01/29 (b).............      4.90                1,600,000
            Ohio State University
            (General Receipts)
            Series 99B
     700    12/01/29 (b)............      4.80                  700,000
            Ohio State Water
            Development Authority
            (Mead Corp.)
            Series 86B
     400    11/01/15 (b)............      4.85                  400,000
            Ohio Water
            Development Authority
            (Cleveland Electric
            Illumination)
            Series 97B
   1,500    8/01/20 (b).............      4.95                1,500,000
            Ohio Water
            Development Authority
            PCR
            (Ohio Edison Co. Project)
            Series 88B AMT
   2,300    9/01/18 (b).............      5.00                2,300,000
            Warren County
            Health Care Facility
            (Otterbein Homes)
            Series 98B
     167    7/01/23 (b).............      5.25                  167,000
                                                            -----------
                                                             27,117,000
                                                            -----------
            OKLAHOMA-0.8%
            Broken Arrow Economic
            Development Authority
            (Paragon Films Project)
            AMT
   1,970    8/01/04 (b).............      5.33                1,970,000
            Rural Enterprises
            (Governmental Financing
            Program)
            Series 00A
  10,000    10/01/30 (b)............      4.90               10,000,000
                                                            -----------
                                                             11,970,000
                                                            -----------
            OREGON-2.6%
            Gilliam County SWDR
            (Waste Management
            Project)
            Series 00A AMT
   5,900    8/01/25 (b).............      5.10                5,900,000
            Oregon Economic
            Development Authority
            (Toyo Tanso USA)
            Series CXLVII AMT
   3,000    2/01/12 (b).............      5.33                3,000,000
            Oregon Economic
            Development Corp.
            (McFarland Cascade
            Project)
            AMT
   1,690    11/01/16 (b)............      5.15                1,690,000
            Port of Portland
            (Portland Bulk Terminals
            Project)
            Series 96 AMT
  20,000    10/01/25 (b)............      4.90               20,000,000
            Port of Portland
            (Portland Bulk Terminals
            Project)
            Series 99 AMT
   6,000    10/01/25 (b)............      4.90                6,000,000
                                                            -----------
                                                             36,590,000
                                                            -----------
            PENNSYLVANIA-0.6%
            Luzerne County
            (Convention Center
            Revenue)
            Series 98A
   7,900    9/01/28 (b).............      4.80                7,900,000
                                                            -----------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            RHODE ISLAND-0.6%
            Rhode Island
            (Student Loan Revenue)
            Series 95-1 AMT
$  4,200    7/01/19 (b).............      4.85%             $ 4,200,000
            Rhode Island
            (Student Loan Revenue)
            Series 96J-2 AMT
   5,000    6/01/26 (b).............      4.85                5,000,000
                                                            -----------
                                                              9,200,000
                                                            -----------
            SOUTH CAROLINA-4.6%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series 95 AMT
  19,200    9/01/28 (b).............      5.00               19,200,000
            Berkeley County IDA
            (Nucor Corp. Project)
            Series 96 AMT
  15,000    3/01/29 (b).............      5.00               15,000,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series 97 AMT
   2,600    4/01/30 (b).............      5.00                2,600,000
            Berkeley County IDR
            (Nucor Corp. Project)
            Series 98 AMT
   9,200    4/01/31 (b).............      5.00                9,200,000
            South Carolina Jobs
            Economic Development
            (Baptist Ministries Inc.)
            Series 00
   7,305    7/01/20 (b).............      4.95                7,305,000
            South Carolina Jobs
            Economic Development
            (Southeastern Fly Ash
            Co. Project)
            Series 00 AMT
  12,000    1/01/14 (b).............      5.05               12,000,000
                                                            -----------
                                                             65,305,000
                                                            -----------
            TENNESSEE-3.0%
            Education Funding of
            the South
            (Student Funding Corp.)
            Series 88A-2 AMT
   8,900    12/01/23 (b)............      4.90                8,900,000
            Fayetteville & Lincoln
            County IDA
            (V.A.W. of America
            Project)
            Series 97 AMT
   2,800    10/01/12 (b)............      5.20                2,800,000
            Stewart County IDA
            (Standard Gypsum
            Project)
            Series 99 AMT
  27,050    5/01/34 (b).............      5.00               27,050,000
            Volunteer State
            Student Loan
            (Student Funding Corp.)
            Series 88A-1 AMT
   3,925    12/01/23 (b)............      4.90                3,925,000
                                                            -----------
                                                             42,675,000
                                                            -----------
            TEXAS-8.3%
            Calhoun County IDA
            (Formosa Plastics Corp.)
            Series 94 AMT
  22,700    11/01/15 (b)............      4.85               22,700,000
            Camp County IDA
            (Pilgrims Pride Corp.)
            Series 99 AMT
   8,000    7/01/29 (b).............      5.00                8,000,000
            Corpus Christi IDA
            (De Dietrich Inc.)
            AMT
   5,000    11/01/08 (b)............      4.95                5,000,000
            Gulf Coast IDA
            (Air Products Project)
            Series 99 AMT
  13,700    6/01/34 (b).............      5.00               13,700,000
            Gulf Coast IDA
            (Citgo Petroleum Corp.)
            Series 94 AMT
   1,300    4/01/26 (b).............      5.15                1,300,000
            Gulf Coast IDR
            (Amoco Oil Co.)
            Series 93 AMT
   5,000    4/01/28 (b).............      5.10                5,000,000
            Gulf Coast PCR
            (Amoco Oil Co.)
            Series 93 AMT
   7,050    5/01/23 (b).............      5.10                7,050,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Gulf Coast PCR
            (Bayer Corp. Project)
            Series 97 AMT
$  2,900    5/01/27 (b).............      5.10%            $  2,900,000
            Gulf Coast SWDR
            (Amoco Oil Co.)
            Series 95 AMT
   6,500    7/01/27 (b).............      5.10                6,500,000
            Gulf Coast SWDR
            (Citgo Petroleum Corp.)
            Series 95 AMT
   6,900    5/01/25 (b).............      5.15                6,900,000
            Midlothian IDR
            (Texas Industries)
            Series 99 AMT
   3,700    5/01/29 (b).............      5.10                3,700,000
            Panhandle Plains
            Student Loan Revenue
            Series 97Y AMT
   5,700    10/01/02 (b)............      4.80                5,700,000
            Port Beaumont IDA
            (EPCO Carbondioxide
            Products)
            Series 98 AMT
   4,000    5/01/08 (b).............      5.20                4,000,000
            Port of Corpus Christi
            (Koch Petroleum)
            Series 00 AMT
  12,900    11/01/25 (b)............      5.00               12,900,000
            Texas GO TRAN
            Series 00
  13,000    8/31/01.................      5.25               13,079,296
                                                           ------------
                                                            118,429,296
                                                           ------------
            UTAH-1.8%
            Clinton City MFHR
            (Country Pines)
            Series 97 AMT
   2,900    8/01/19 (b).............      4.95                2,900,000
            Salt Lake City Airport
            Revenue
            Series 00A AMT
   6,300    7/01/20 (b).............      4.90                6,300,000
            Salt Lake County IDA
            (SPS Technologies Inc.
            Project)
            AMT
   4,500    12/01/12 (b)............      5.10                4,500,000
            Salt Lake County SWDR
            (Kennecott Copper)
            Series 95A AMT
   7,200    8/01/30 (b).............      5.20                7,200,000
            Utah HFA SFMR
            (Home Mortgage Revenue)
            Series 00-2 AMT
   4,605    7/01/30 (b).............      5.10                4,605,000
                                                           ------------
                                                             25,505,000
                                                           ------------
            VIRGINIA-1.1%
            Chesterfield IDA
            (Philip Morris Co.)
  14,000    4/01/09 (b).............      5.00               14,000,000
            King George County
            IDA
            (Birchwood Power
            Project)
            Series 97 AMT
   1,000    3/01/27 (b).............      5.10                1,000,000
                                                           ------------
                                                             15,000,000
                                                           ------------
            WASHINGTON-6.7%
            Port of Port Angeles IDR
            (Daishowa America
            Project)
            Series 91 AMT
   6,400    6/01/06 (b).............      5.15                6,400,000
            Port of Port Angeles IDR
            (Daishowa America
            Project)
            Series 92 AMT
  11,550    12/01/07 (b)............      5.15               11,550,000
            Port of Port Angeles IDR
            (Daishowa America
            Project)
            Series 92B AMT
   6,000    8/01/07 (b).............      5.15                6,000,000
            Port of Vancouver IDR
            (United Grain Corp.)
            Series 92 AMT
   4,100    12/01/10 (b)............      5.15                4,100,000
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management
            Project)
            Series 00H AMT
   6,825    10/01/25 (b)............      4.10                6,825,000
            Washington Housing
            Finance Commission
            MFHR
            (Assisted Living
            Concepts)
            AMT
   5,995    1/01/17 (b).............      5.10                5,995,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Washington Housing
            Finance Commission
            MFHR
            (Brittany Park Project)
            Series A AMT
$  5,000    10/01/21 (b)............      5.10%             $ 5,000,000
            Washington Housing
            Finance Commission
            MFHR
            (Evergreen Ridge Apts.
            Project)
            AMT
   2,240    12/01/24 (b)............      5.10                2,240,000
            Washington Housing
            Finance Commission
            MFHR
            (Hamilton Place)
            AMT
   2,915    7/01/28 (b).............      5.05                2,915,000
            Washington Housing
            Finance Commission
            MFHR
            (Heatherstone Apts.)
            Series 95 AMT
   9,020    7/01/25 (b).............      5.05                9,020,000
            Washington Housing
            Finance Commission
            MFHR
            (Larkin Place Apts.)
            Series 96 AMT
   5,410    7/01/28 (b).............      5.05                5,410,000
            Washington Housing
            Finance Commission
            MFHR
            (LTC Properties Inc.
            Project)
            AMT
   1,985    12/01/15 (b)............      5.10                1,985,000
            Washington Housing
            Finance Commission
            MFHR
            (Marketplace Apts.)
            Series 97A AMT
   6,020    7/01/29 (b).............      5.05                6,020,000
            Washington Housing
            Finance Commission
            MFHR
            (Merrill Gardens Apts.)
            Series 97A AMT
   3,150    7/01/22 (b).............      5.05                3,150,000
            Washington Housing
            Finance Commission
            MFHR
            (Oxford Square Apts.)
            Series 98A AMT
   2,250    12/01/28 (b)............      5.10                2,250,000
            Washington Housing
            Finance Commission
            MFHR
            (Pacific Inns Apts.
            Project)
            Series A AMT
   2,575    5/01/28 (b).............      5.10                2,575,000
            Washington Housing
            Finance Commission
            MFHR
            (Sherwood Springs
            Apts.)
            AMT
   3,720    9/01/27 (b).............      5.10                3,720,000
            Washington MFHR
            (Twin Ponds)
            Series 98A AMT
   5,515    2/01/28 (b).............      5.05                5,515,000
            Yakima County
            Public Corp.
            (John I. Haas Project)
            Series 99 AMT
   4,000    4/01/22 (b).............      5.15                4,000,000
                                                            -----------
                                                             94,670,000
                                                            -----------
            WEST VIRGINIA-3.3%
            Marion County SWDR
            (Grant Town Cogeneration
            Project)
            Series 91B AMT
  11,070    10/01/17 (b)............      4.75                11,070,000
            Marion County SWDR
            (Grant Town Cogeneration
            Project)
            Series 92A AMT
   9,900    10/01/17 (b)............      5.00                9,900,000
            Putnam County
            (Flexsys America Project)
            Series A
   5,000    10/01/25 (b)............      4.98                5,000,000
            Putnam County
            (Toyota Motor
            Manufacturing Project)
            Series 00A AMT
  15,500    4/01/30 (b).............      4.95               15,500,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            West Virginia Hospital
            Finance Authority
            (WVHA Pooled Loan
            Finance Program)
            Series 00A
$    4,790  8/01/30 (b).............      5.00%          $    4,790,000
                                                         --------------
                                                             46,260,000
                                                         --------------
            WISCONSIN-1.0%
            Ladysmith SWDR
            (Cityforest Corp. Project)
            Series 98 AMT
     7,305  3/01/28 (b).............      6.25                7,305,000
            Onalaska IDA
            (Empire Screen Printing)
            Series 98 AMT
     2,200  5/01/18 (b).............      5.10                2,200,000
            Wisconsin Housing &
            Economic Development
            Authority
            Series A AMT
     4,000  11/01/32 (b)............      4.90                4,000,000
                                                         --------------
                                                             13,505,000
                                                         --------------
            WYOMING-1.0%
            Campbell County IDR
            (Two Elk Power Project)
            Series 00 AMT
    14,000  12/03/01................      4.60               14,000,000
                                                         --------------
            Total Municipal Bonds
            (amortized cost
            $1,335,676,296).........                      1,335,676,296
                                                         --------------
            COMMERCIAL
            PAPER-6.3%
            COLORADO-0.7%
            Denver Airport System
            Series 00A AMT
    10,000  4/06/01.................      4.40               10,000,000
                                                         --------------
            KENTUCKY-2.2%
            Kentucky Asset/Liability
            (1999 Road Fund)
    19,000  3/01/01.................      4.35               19,000,000
            Pendleton County
            (Ky. Assoc. of County
            Leasing)
    12,350  3/09/01.................      4.40               12,350,000
                                                         --------------
                                                             31,350,000
                                                         --------------
            MINNESOTA-0.5%
            St. Paul Metropolitan
            Airport
            Series B AMT
     7,000  3/09/01.................      4.35                7,000,000
                                                         --------------
            MISSISSIPPI-0.9%
            Mississippi Business
            Finance Corp. SWDR
            (Choctaw Project)
            Series 98 AMT
    12,000  1/19/01.................      4.60               12,000,000
                                                         --------------
            NEW JERSEY-0.6%
            New Jersey TRAN
            Series 00A
     9,000  3/15/01.................      4.40                9,000,000
                                                         --------------
            PENNSYLVANIA-0.7%
            Venango IDA
            (Scrubgrass Project)
            Series A AMT
     9,950  3/14/01.................      4.40                9,950,000
                                                         --------------
            TEXAS-0.7%
            Brazos River Authority
            PCR
            (Texas Utilities Project)
            Series 94B AMT
     9,300  3/06/01.................      4.20                9,300,000
                                                         --------------
            Total Commercial Paper
            (amortized cost
            $88,600,000)............                         88,600,000
                                                         --------------
            TOTAL
            INVESTMENTS-100.7%
            (amortized cost
            $1,424,276,296).........                      1,424,276,296
            Other assets less
            liabilities-(0.7%)......                         (9,476,351)
                                                         --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,416,711,485 shares
            outstanding)............                     $1,414,799,945
                                                         ==============

--------------------------------------------------------------------------------

See footnote summary on page 12.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      COP  - Certificate of Participation
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HDA  - Housing Development Authority
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      IDB  - Industrial Development Board
      IDR  - Industrial Development Revenue
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue
      SFMR - Single Family Mortgage Revenue
      SWDR - Solid Waste Disposal Revenue
      SWR  - Solid Waste Revenue
      TRAN - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)
                                    Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                $30,866,170
EXPENSES
   Advisory fee (Note B) .....................................   $3,532,131
   Distribution assistance and administrative service (Note C)    2,857,230
   Transfer agency (Note B) ..................................      232,400
   Registration fees .........................................      189,937
   Custodian fees ............................................      148,936
   Printing ..................................................       95,443
   Audit and legal fees ......................................       15,661
   Trustees' fees ............................................        1,442
   Miscellaneous .............................................        6,651
                                                                 ----------
   Total expenses ............................................                  7,079,831
                                                                              -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                $23,786,339
                                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                       Six Months Ended        Year Ended
                                                      December 31, 2000         June 30,
                                                         (unaudited)              2000
                                                      =================     ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................     $    23,786,339      $    37,498,398
   Net realized gain on investment transactions ..                  -0-               6,250
                                                       ---------------      ---------------
   Net increase in net assets from operations ....          23,786,339           37,504,648
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .........................         (23,786,339)         (37,498,398)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .........................         205,862,494           40,832,218
                                                       ---------------      ---------------
   Total increase ................................         205,862,494           40,838,468
NET ASSETS
   Beginning of period ...........................       1,208,937,451        1,168,098,983
                                                       ---------------      ---------------
   End of period .................................     $ 1,414,799,945      $ 1,208,937,451
                                                       ===============      ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $75,316 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $2,019 under an expense offset arrangement with Alliance Fund Services, Inc.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $1,769,958. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $1,087,272, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $1,901,540, of which $129,801 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. The Portfolio utilized $6,250 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $1,416,701,485. Transactions, all at $1.00 per share, were as follows:

                                                  Six Months Ended      Year Ended
                                                 December 31, 2000,      June 30,
                                                     (unaudited)           2000
                                                 ==================    ==============
Shares sold ..................................      1,501,547,192       3,121,686,030
Shares issued on reinvestments of dividends ..         23,786,339          37,498,398
Shares redeemed ..............................     (1,319,471,037)     (3,118,352,210)
                                                   --------------      --------------
Net increase .................................        205,862,494          40,832,218
                                                   ==============      ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                             Six Months
                                               Ended
                                            December 31,                         Year Ended June 30,
                                               2000         ==============================================================
                                            (unaudited)        2000         1999         1998        1997         1996
                                            ============    ==========   ==========   ==========   ==========   ==========
Net asset value, beginning of period ...... $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                            ----------      ----------   ----------   ----------   ----------   ----------
Income From Investment Operations
Net investment income .....................       .017            .029         .024         .028         .028         .029
                                            ----------      ----------   ----------   ----------   ----------   ----------
Less: Dividends
Dividends from net investment income ......      (.017)          (.029)       (.024)       (.028)       (.028)       (.029)
                                            ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ............ $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                            ==========      ==========   ==========   ==========   ==========   ==========
Total Return
Total investment return based
   on net asset value (a) .................       1.72%           2.89%        2.42%        2.85%        2.81%        2.93%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..  $    1,415      $    1,209   $    1,168   $    1,196   $      980   $    1,148
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .......................       1.00%(b)        1.00%        1.00%         .98%         .94%         .95%
   Net investment income ..................       3.36%(b)        2.87%        2.38%        2.81%        2.76%        2.90%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Williams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTSR1200